Fair Value Measurements - Schedule of Financial Net Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Assets:
Available-for-sale marketable securities	$ 33,372	$ 26,470
Foreign currency derivative contracts	156	584
Liabilities:
Foreign currency derivative contracts	(402)	(224)
Total financial net assets	33,126	26,830
Level 1 [Member]
Assets:
Available-for-sale marketable securities
Foreign currency derivative contracts
Liabilities:
Foreign currency derivative contracts
Total financial net assets
Level 2 [Member]
Assets:
Available-for-sale marketable securities	33,372	26,470
Foreign currency derivative contracts	156	584
Liabilities:
Foreign currency derivative contracts	(402)	(224)
Total financial net assets	33,126	26,830
Level 3 [Member]
Assets:
Available-for-sale marketable securities
Foreign currency derivative contracts
Liabilities:
Foreign currency derivative contracts
Total financial net assets